Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.90%
Argentina — 3.15%
Globant SA(a)	209,245	$49,342,063

Australia — 1.06%
Netwealth Group Ltd.(a)	601,138	6,528,381
WiseTech Global Ltd.(a)	213,431	10,047,083
		16,575,464
Belgium — 3.68%
Azelis Group N.V.(a)	256,141	5,273,169
Melexis NV	423,405	36,271,927
Warehouses De Pauw CVA(a)	550,589	16,105,648
		57,650,744
Brazil — 2.61%
CI&T, Inc.(a)	408,313	1,816,993
Hypera SA	1,624,385	10,416,129
Patria Investments Ltd.(a)	1,115,952	15,924,635
Raia Drogasil SA(a)	2,502,556	12,779,224
		40,936,981
Canada — 1.09%
Aritzia, Inc.(a)	473,327	11,517,337
Descartes Systems Group, Inc. (The)(a)	63,400	5,552,004
		17,069,341
China — 4.48%
Centre Testing International Group Company Ltd.(a)	3,403,700	5,600,601
Hangzhou Tigermed Consulting Co., Ltd.(a)	702,613	3,992,952
Shanghai Hanbell Precise Machinery Co., Ltd.(a)	3,284,671	8,130,005
Shenzhen Mindray Bio-Medical Electronics Co.(a)	248,800	9,361,415
Silergy Corporation(a)	3,511,805	43,212,683
		70,297,656
France — 4.55%
Alten SA(a)	106,248	16,425,002
Antin Infrastructure Partners(a)	567,089	10,425,533
BioMerieux(a)	193,037	20,772,335
Virbac SA(a)	65,813	23,746,705
		71,369,575
Germany — 4.00%
AIXTRON SE(a)	287,857	10,711,513
Atoss Software AG(a)	42,140	11,544,257
Dermapharm Holding SE(a)	445,593	18,950,011
Hensoldt AG(a)	318,236	9,551,933
QIAGEN N.V.	273,013	11,919,748
		62,677,462
Hong Kong — 1.92%
Techtronic Industries Co., Ltd.	2,828,900	30,046,126

India — 2.94%
Avenue Supermarts Ltd.(a)(b)(c)	139,852	6,387,681
Bajaj Finance Ltd.(a)	77,074	6,377,080
Five-Star Business(a)	530,475	4,871,003
IndiaMart InterMesh Ltd.(a)(b)(c)	425,702	12,918,139
Kotak Mahindra Bank Ltd.(a)	418,049	9,184,693
	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
India — 2.94% (continued)
Motherson Sumi Wiring India Ltd.(a)	8,150,287	$6,384,738
		46,123,334
Ireland — 1.46%
ICON plc(a)	87,511	22,828,995

Israel — 0.19%
Nova Ltd.(a)	21,719	3,145,128

Italy — 3.15%
Interpump Group SpA(a)	365,754	18,076,358
Recordati Industria Chimica e Farmaceutica SpA(a)	282,663	15,598,451
Sesa SpA(a)	116,271	15,773,604
		49,448,413
Japan — 10.14%
Amvis Holdings, Inc.(a)	313,100	5,768,608
BayCurrent Consulting, Inc.	1,802,123	41,900,122
GMO Payment Gateway, Inc. NPV(a)	159,700	9,636,620
Japan Elevator Service Holdings Company Ltd.	198,200	2,995,283
Lasertec Corporation	42,400	11,042,875
M&A Capital Partners Company Ltd.(a)	652,800	10,054,474
M&A Research Institute, Inc.(a)	341,700	12,162,398
MonotaRO Co., Ltd.(a)	2,817,914	26,541,356
Systena Corporation(a)	6,826,500	13,799,157
TechnoPro Holdings, Inc.(a)	263,300	6,070,709
Tokyo Seimitsu Company Ltd.	140,700	9,114,217
Visional, Inc.(a)	161,200	10,089,601
		159,175,420
Luxembourg — 0.61%
Eurofins Scientific S.E.	159,442	9,599,280

Mexico — 4.49%
Corp Inmobiliaria Vesta SAB de CV(a)	5,794,400	22,021,057
Grupo Financiero Banorte SAB de CV	1,254,800	12,761,135
Regional SAB de CV(a)	2,491,700	23,064,083
Wal-Mart de Mexico SAB de CV	3,059,900	12,640,600
		70,486,875
Netherlands — 1.99%
ASM International NV(a)	22,474	12,453,512
BE Semiconductor Industries N.V.	48,972	7,358,047
IMCD N.V.	74,452	11,362,271
		31,173,830
Philippines — 0.40%
Wilcon Depot, Inc.(a)	16,185,100	6,304,761

Poland — 1.88%
Dino Polska SA(a)(b)(c)	272,682	29,432,491

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
Singapore — 0.25%
Keppel DC REIT(a)	3,164,737	$3,974,361

South Korea — 2.31%
Eo Technics Co., Ltd.(a)	95,283	12,190,189
LEENO Industrial, Inc.(a)	161,568	24,040,140
		36,230,329
Sweden — 8.91%
AddTech AB(a)	853,769	17,613,895
Epiroc AB	484,265	7,550,993
EQT AB(a)	1,086,169	29,167,421
HMS Networks AB(a)	147,045	6,469,576
Lagercrantz Group AB(a)	493,641	6,454,052
Lifco AB, Class B(a)	739,503	17,842,816
Nibe Industrier A.B.	2,972,469	17,761,929
OX2 AB(a)	1,896,001	9,021,588
Sagax AB(a)	519,907	12,635,065
Swedencare AB	1,244,829	7,395,939
Vitrolife AB(a)	473,357	7,793,449
		139,706,723
Switzerland — 0.60%
VAT Group AG(a)	20,182	9,397,379

Taiwan — 4.49%
Asia Vital Components Co., Ltd.(a)	1,092,000	14,828,678
ASPEED Technology, Inc.(a)	211,145	20,735,624
Chroma Ate Inc(a)	1,953,000	12,480,402
Sinbon Electronics Co., Ltd.(a)	1,730,000	14,241,147
Voltronic Power Technology Corporation(a)	191,490	8,187,477
		70,473,328
United Kingdom — 18.02%
B&M European Value Retail SA	9,756,817	63,944,203
CVS Group plc(a)	1,321,086	28,261,031
Darktrace plc(a)	4,851,288	21,035,507
Diploma plc(a)	674,481	27,803,596
Endava plc, ADR - ADR(a)	501,928	35,521,445
Halma PLC	1,011,483	27,997,264
Impax Asset Management Group plc(a)	2,230,760	15,337,088
Intermediate Capital Group PLC(a)	498,588	11,240,853
JTC plc(a)(b)(c)	1,877,367	18,871,510
London Stock Exchange Group PLC	122,756	13,885,591
Softcat PLC(a)	1,041,016	19,002,060
		282,900,148
United States — 8.25%
Ashtead Group PLC	392,329	25,655,448
Cloudflare, Inc., Class A(a)	199,644	15,781,858
Elastic NV(a)	81,716	9,565,675
JFrog Ltd.(a)	888,579	28,905,475
Lululemon Athletica, Inc.(a)	42,089	19,100,830
Monolithic Power Systems, Inc.	50,224	30,271,009
		129,280,295
	Shares	Fair Value
COMMON STOCKS — 97.90% (continued)
Vietnam — 1.28%
Asia Commercial Bank JSC(a)	7,767,000	$8,179,708
Vietnam Technological & Commercial Joint Stock Bank(a)	8,443,926	11,919,395
		20,099,103
Total Common Stocks (Cost $1,330,574,339)		1,535,745,605

Total Investments — 97.90%
(Cost $1,330,574,339)		1,535,745,605

Other Assets in Excess of Liabilities — 2.10%		32,957,914

NET ASSETS — 100.00%		$1,568,703,519

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $67,609,821, representing 4.31% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $67,609,821, representing 4.31% of net assets.

Sector Composition (January 31, 2024)
Technology	33.4%
Industrials	18.6%
Financials	13.4%
Health Care	12.6%
Consumer Staples	8.0%
Consumer Discretionary	6.7%
Real Estate	3.5%
Materials	1.1%
Energy	0.6%
Other Assets in Excess of Liabilities	2.1%
Total	100%

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

Industry Composition (January 31, 2024)
IT Services	10.6%
Semiconductor Devices	6.2%
Application Software	5.8%
Mass Merchants	4.9%
Specialty & Generic Pharma	4.4%
Electronics Components	4.3%
Private Equity	4.3%
Banks	4.2%
Health Care Services	3.5%
Food & Drug Stores	3.1%
Semiconductor Mfg	3.0%
Industrial Wholesale & Rental	2.8%
Measurement Instruments	2.6%
Industrial Owners & Developers	2.2%
Life Science & Diagnostics	2.1%
Specialty Apparel Stores	2.0%
Other Machinery & Equipment	1.9%
Technology Distributors	1.9%
Rubber & Plastic	1.8%
Medical Equipment	1.7%
Specialty Online Retailers	1.7%
Flow Control Equipment	1.7%
Investment Management	1.4%
Professional Services	1.3%
Wealth Management	1.2%
Commercial & Residential Building Equipment & Systems	1.1%
Electrical Components	1.1%
Engineering Services	1.1%
Industrial Reit	1.0%
Other Commercial Support Services	1.0%
Other Industries (each less than 1%)	12.0%
Other Assets in Excess of Liabilities	2.1%
Total	100%